Fair Value Measurement - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrant Liabilities [Member]
Liabilities:
Warrant liability	$ 13,600	$ 4,007	$ 197
Warrant Liabilities [Member] | Level 3 [Member]
Liabilities:
Warrant liability	13,600	$ 4,007	$ 197
Contingent Interest Embedded Derivative [Member]
Assets:
Contingent interest embedded derivative (classified within long-term debt, non-current)	8,922
Contingent Interest Embedded Derivative [Member] | Level 3 [Member]
Assets:
Contingent interest embedded derivative (classified within long-term debt, non-current)	$ 8,922